Equity Structure	12 Months Ended
Dec. 31, 2021
Equity Structure
Equity Structure

Note 12 – Equity Structure

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Class A Common Stock

The Company is authorized to issue 1,200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share.

Class B Common Stock

The Company is authorized to issue 400,000,000 shares of Class B common stock, which is a voting, non-economic class of common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. Prior to the CRIS Business Combination, only holders of shares of Class B common stock of CRIS had the right to vote on the election of directors.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law. The 5,750,000 shares of Class B common stock of CRIS held by the founders of CRIS prior to the CRIS Business Combination automatically converted into shares of Class A common stock on a one-for-one basis.

The holders of shares of Class B common stock generally have the right to cause EVgo OpCo to redeem all or a portion of their EVgo OpCo Units together with a corresponding number of shares of Class B common stock in exchange for, at EVgo OpCo’s election, a corresponding number of shares of Class A common stock or an approximately equivalent amount of cash as determined pursuant to the terms of the EVgo OpCo A&R LLC Agreement. Upon the future exchange of EVgo OpCo Units held by any holder of shares of Class B common stock, a corresponding number of shares of Class B common stock held by such holder of EVgo OpCo Units will be cancelled. Shares of Class B common stock can only be transferred with their corresponding EVgo OpCo Units in accordance with the EVgo OpCo A&R LLC Agreement.

Upon the closing of the CRIS Business Combination, EVgo Holdings received 195,800,000 shares of Class B common stock, together with 195,800,000 EVgo OpCo Units (see Note 22 for additional information).

Member’s Equity

Successor

As a result of the Holdco Merger, the Company became a wholly owned subsidiary of EVgo Holdco, itself a wholly owned subsidiary of EVgo Holdings. EVgo Holdco has one class of limited liability interests that are 100% owned by EVgo Holdings. EVgo Holdings’ equity structure consists of “Class A Common Units,” “Class B Common Units” (together with the Class A Common Units, the “Capital Units”) and Incentive Units (defined in Note 20) (together with the Capital Units, the “Common Units”) issued pursuant to the Amended and Restated Limited Liability Company Agreement dated as of January 16, 2020 (the “Holdings LLCA”).

Predecessor

Prior to the EVgo Holdco Merger Date, the Predecessor equity structure consisted of “Predecessor Class A Preferred Units,” “Predecessor Class B Common Units,” “Predecessor Class C Profit Interest Units” and “Predecessor Class D Preferred Units” (collectively, the “Predecessor Units”) issued pursuant to the Second Amended and Restated Limited Liability Agreement of EVgo Services (as amended by that certain Amendment No. 1 dated August 23, 2017). The Predecessor Class C Profit Interest Units were intended to constitute profit interests. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined that the Predecessor Units should be recognized as equity on its consolidated balance sheets.